UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2000

Institutional Investment Manager Filing this Report:

Name:		Craig O. Bailey, Jr.
		Westbourne Capital Management, LLC

Address:	1801 Avenue of the Stars
		Suite 1201
		Los Angeles, CA 90067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Nicole H. Garcia
Title:	Operations Manger
Phone:	310-284-7800
Signature, Place, and Date of Signing:

Nicole H. Garcia	Los Angeles, California	April 12, 2000

13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$133,081,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corporation               COM              885535104      673 12100.00 SH       SOLE                 12100.00
Abbott Laboratories            COM              002824100      898 25528.00 SH       SOLE                 25528.00
American Express               COM              025816109      292  1962.00 SH       SOLE                  1962.00
American International Group   COM              026874107      277  2534.00 SH       SOLE                  2534.00
Amgen Inc                      COM              031162100      589  9600.00 SH       SOLE                  9600.00
BP Amoco PLC                   COM              055622104      264  4956.00 SH       SOLE                  4956.00
Bed, Bath & Beyond             COM              075896100      512 13000.00 SH       SOLE                 13000.00
Berkshire Hathaway B           COM              084670207     1658   911.00 SH       SOLE                   911.00
Bristol Myers Squibb           COM              110122108      368  6350.00 SH       SOLE                  6350.00
Chevron Corp                   COM              166751107      787  8516.00 SH       SOLE                  8516.00
Cisco Systems Inc              COM              17275R102    10705 138462.00SH       SOLE                138462.00
Citigroup                      COM              173034109     2582 43124.00 SH       SOLE                 43124.00
Computer Sciences              COM              205363104     1641 20741.00 SH       SOLE                 20741.00
Copper Mountain Networks       COM              217510106     8774 107086.00SH       SOLE                107086.00
Double Click                   COM              258609304     4425 47264.00 SH       SOLE                 47264.00
Exxon Mobil Corp.              COM              30231G102     2016 25871.00 SH       SOLE                 25871.00
First Data Corp                COM              319963104      879 19800.00 SH       SOLE                 19800.00
Gap Inc                        COM              364760108     4291 86150.00 SH       SOLE                 86150.00
General Electric Co            COM              369604103     4845 31130.00 SH       SOLE                 31130.00
Hewlett Packard                COM              428236103     2986 22525.00 SH       SOLE                 22525.00
Home Depot Inc                 COM              437076102     6165 95587.00 SH       SOLE                 95587.00
Intel Corp                     COM              458140100     5064 38382.00 SH       SOLE                 38382.00
KeyCorp                        COM              493267108      416 21888.00 SH       SOLE                 21888.00
Lucent Technologies            COM              549463107     4497 72539.00 SH       SOLE                 72539.00
MBNA Corp                      COM              55262L100     2815 110382.00SH       SOLE                110382.00
Medtronic Inc                  COM              585055106     1008 19600.00 SH       SOLE                 19600.00
Merck & Company                COM              589331107     2392 38500.00 SH       SOLE                 38500.00
Microsoft Corp                 COM              594918104     4773 44926.00 SH       SOLE                 44926.00
Netscout Systems               COM                             374 22313.00 SH       SOLE                 22313.00
Northpoint Communication       COM              666610100      256 11102.00 SH       SOLE                 11102.00
Open Market Inc.               COM              68370M100     2321 90119.00 SH       SOLE                 90119.00
Oracle Systems Corp            COM              68389X105    11663 149400.00SH       SOLE                149400.00
Paychex, Inc                   COM              704326107      817 15600.00 SH       SOLE                 15600.00
Pfizer, Inc                    COM              717081103     5330 145782.00SH       SOLE                145782.00
Phone.com                      COM              71920Q100    16962 103983.00SH       SOLE                103983.00
Repsol SA ADR                  COM              76026T205      211  9900.00 SH       SOLE                  9900.00
Sagent Technology Inc.         COM              786693101     1328 46078.00 SH       SOLE                 46078.00
Staples Inc                    COM              855030102      784 39200.00 SH       SOLE                 39200.00
Stryker Corp                   COM              863667101      349  5000.00 SH       SOLE                  5000.00
Sun Microsystems Inc.          COM              866810104     1095 11690.00 SH       SOLE                 11690.00
Telefonica S.A.                COM              879382208     2054 27614.00 SH       SOLE                 27614.00
Tellabs Inc                    COM              879664100     9950 157975.00SH       SOLE                157975.00
U.S. Trust Corp                COM              91288L105      441  2328.00 SH       SOLE                  2328.00
United Technologies            COM              913017109      348  5513.00 SH       SOLE                  5513.00
Walt Disney Co                 COM              254687106     1328 32200.00 SH       SOLE                 32200.00
Warner Lambert Co              COM              934488107      876  8969.00 SH       SOLE                  8969.00